INCOME TAXES (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Tax computed at statutory rate	$ 274,792	$ 333,808
Other nondeductible items	40,091	82,660
Total provision for income taxes	$ 314,883	$ 416,468